Nature of the Business and Liquidity (Details Narrative) - USD ($)			12 Months Ended
	Dec. 10, 2021	Sep. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Noncash modification charge		$ 12,738,088	$ 12,738,088
Common Stock [Member]
Number of shares converted into common stock		7,142,746	7,142,746
Common Stock [Member] | IPO [Member]
Number of sale of shares	4,166,666
Sale of stock price per share	$ 6.00
Aggregate gross proceeds from sale of equity	$ 25,000,000.0
Proceeds from sale of stock	$ 20,400,000